CONSOLIDATED BALANCE SHEETS - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Current assets
Cash and cash equivalents	$ 11,972,015	$ 52,964	$ 78,310
Accounts receivable	295,013	0	0
Inventory	605,796	0	0
Prepaid expenses and other current assets	712,739	1,410	1,410
Redemption premium in transit	964,788	0	0
Total current assets	14,550,351	54,374	79,720
Investment	0	2,050,000	0
Note receivable	5,150,000	0	0
Interest receivable	99,618	0	0
Security deposit	0	0	50,000
Property, plant and equipment, net of accumulated depreciation of $2,674 and $1,784	1,547,164	0	890
Intangible assets, net of accumulated amortization of $1,260 and $828	1,577,344	898	1,330
Goodwill	25,742,899	0	0
Other assets	160,450	0	0
Total assets	48,827,826	2,105,272	131,940
Current liabilities
Accounts payable and accrued liabilities	1,394,353	826,621	581,765
Accrued compensation, related party	53,750	120,417	53,750
Due to related party	17,930	17,930	17,930
Accrued interest	558,401	24,748	20,171
Accrued interest, related party	6,305	5,143	106,022
Notes payable, net of discount	3,899,464	310,000	0
Deferred rent obligation	137,707	0	0
Convertible notes payable, net of discount of $561,599 and $57,644	398,117	43,401	252,356
Contingent liability	678,111	0	0
Derivative liability	0	1,265,751	95,276
Total current liabilities	7,144,138	2,689,148	1,826,478
Notes payable, related parties	0	75,137	699,208
Noncurrent liabilities
Accrued interest, long-term	0	0	0
Convertible notes payable, related parties, net of discount of $65,918 and $0	0	2,832	192,000
Convertible notes payable - Long Term, net of discount of $733,928 and $0	10,190,148	41,072	0
Total Liabilities	17,334,286	2,733,052	2,018,478
Commitments and contingencies	0	0	0
Stockholder’s equity
Common stock, $0.0001 par value; 250,000,000 shares authorized; 50,128,972 and 32,582,944 shares issued and outstanding at May 31, 2018 and May 31, 2017, respectively	12,583	5,013	3,286
Preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued	0	0	0
Additional paid-in capital	73,890,916	17,628,717	7,032,836
Common stock subscribed	346,784	307,584	68,950
Accumulated deficit	(42,756,743)	(18,569,094)	(8,991,610)
Total stockholder’s equity (deficit)	31,493,540	(627,780)	(1,886,538)
Total liabilities and stockholders’ equity (deficit)	$ 48,827,826	$ 2,105,272	$ 131,940